ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Summary of condensed balance sheets

	As of December 31,
	2019	2020
			US$
	RMB	RMB	(Note2)
ASSETS
Current assets:
Cash and cash equivalents	40,573	5,029,806	770,851
Short-term investments	714,803	—	—
Prepayments and other current assets	10,797	15,320	2,348
Total current assets	766,173	5,045,126	773,199
Investment in and amount due from subsidiaries, VIE and VIE's subsidiaries	2,145,167	1,657,347	253,999
Intangible assets, net	499,464	327,007	50,116
Total non-current assets	2,644,631	1,984,354	304,115
TOTAL ASSETS	3,410,804	7,029,480	1,077,314
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	8,740	1,525	232
TOTAL LIABILITIES	8,740	1,525	232
MEZZANINE EQUITY	10,593,026	—	—
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares (US$0.0001 par value, 1,499,945,349, and 2,000,000,000 shares authorized, 369,290,629 and 941,450,185 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	237	639	98
Additional paid-in capital	309,102	16,442,721	2,519,958
Subscription receivable	(35)	—	—
Accumulated deficit	(7,639,926)	(9,345,102)	(1,432,200)
Accumulated other comprehensive income(loss)	139,660	(70,303)	(10,774)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	(7,190,962)	7,027,955	1,077,082
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	3,410,804	7,029,480	1,077,314

Summary of condensed statements of operations and comprehensive loss

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income/(loss)
Sales and marketing	—	—	(48,435)	(7,423)
General and administrative	(197,983)	(203,191)	(464,972)	(71,260)
Interest income	21,524	25,327	18,955	2,905
Foreign exchange loss	(175)	—	—	—
Other operating income	—	—	101	15
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(1,701,741)	(1,491,917)	(1,210,825)	(185,567)
Net loss and net loss attributable to the Company	(1,878,375)	(1,669,781)	(1,705,176)	(261,330)
Accretion of convertible redeemable preferred shares	(511,646)	(795,015)	(375,649)	(57,571)
Net loss available to ordinary shareholders	(2,390,021)	(2,464,796)	(2,080,825)	(318,901)
Net Loss	(1,878,375)	(1,669,781)	(1,705,176)	(261,330)
Other comprehensive income/(loss)
Foreign currency translation adjustments	36,974	(446)	(209,963)	(32,178)
Total comprehensive loss	(1,841,401)	(1,670,227)	(1,915,139)	(293,508)

Summary of condensed statements of cashflow

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Net cash (used in)/provided by operating activities	(126,428)	10,460	1,571	244
Net cash used in investing activities	(2,791,032)	(1,586,628)	(20,652)	(3,169)
Net cash provided by financing activities	3,402,611	—	5,181,447	794,092
Effect of foreign exchange rate changes on cash and cash equivalents	—	(10,522)	(173,133)	(26,534)
Net increase/(decrease) in cash and cash equivalents	485,151	(1,586,690)	4,989,233	764,633
Cash and cash equivalents, beginning of the year	1,142,112	1,627,263	40,573	6,218
Cash and cash equivalents, end of the year	1,627,263	40,573	5,029,806	770,851